Ordinary Shares (Details) - HKD ($)		1 Months Ended
		Apr. 29, 2021	Sep. 30, 2023	Jun. 20, 2023	Feb. 27, 2023	Sep. 30, 2022	Apr. 16, 2021	Mar. 11, 2021
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)			$ 7,500,000
Ordinary shares	[1]		750,000,000			750,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.01			$ 0.01
Ordinary shares issued	[1]		12,000,000			12,000,000
Aggregate shares		50
Cash consideration (in Dollars)		$ 160,000
Received (in Dollars)		$ 8,000,000
Board of Directors Chairman [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.01
Ordinary shares issued				11,990,000	9,000		949	1

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).